Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Pension and Retirement Expenses
Our pension and retirement expenses for all employees for the years ended December 31, 2022, 2021 and 2020, were:

Year ended December 31 (€, in millions)	2020	2021	2022
Pension plan based on multi-employer union plan	126.8	161.7	181.2
Pension plans based on defined contribution and other plans	55.8	67.5	74.7
Pension and retirement expenses	182.6	229.2	255.9
The accrued pension premiums were €53.2 million as at December 31, 2022 and €10.8 million as at December 31, 2021.